Trade and other payables - Summary of Trade and Other Payables, Amounts Falling Due After More Than One Year (Detail) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Trade and other non-current payables [abstract]
Payments due to vendors (earnout agreements)	£ 203.9	£ 266.5	£ 349.2
Liabilities in respect of put option agreements with vendors	223.0	205.2	211.2
Fair value of derivatives		14.2	30.4
Other creditors and accruals	140.8	355.5	347.0
Trade and other payables	£ 567.7	£ 841.4	£ 937.8